METROPOLITAN SERIES FUND, INC.

BlackRock Investment Trust Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Diversified Portfolio

(each, a “Portfolio” and, collectively, the “Portfolios”)

Supplement dated October 2, 2006

to Prospectus dated May 1, 2006 (the “Prospectus”)

Effective October 2, 2006, there will be certain changes to the portfolio management teams for the Portfolios. In connection therewith, effective October 2, 2006, there will be certain changes to the prospectus disclosure relating to the Portfolios, as shown below for each Portfolio.

BlackRock Investment Trust Portfolio

Effective October 2, 2006, the name of the BlackRock Investment Trust Portfolio will change to BlackRock Large Cap Portfolio. Metropolitan Series Fund, Inc. has been informed that the Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name, BlackRock Investment Trust Portfolio, in their forms and communications with variable annuity and variable life contract owners and Qualified Plans (as defined in the Prospectus) and prospective contract owners and Qualified Plans until the Insurance Companies are able to revise such documents.

Effective October 2, 2006, the benchmark for the BlackRock Investment Trust Portfolio will change from the S&P 500 Index to the Russell 1000 Index. The Portfolio’s subadviser believes that the Russell 1000 Index better reflects the universe of securities in which the Portfolio will invest.

In addition, effective October 2, 2006, the following changes are made to the prospectus disclosure relating to the BlackRock Investment Trust Portfolio:

The section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

“Principal Investment Strategies

BlackRock Advisors, LLC (formerly known as BlackRock Advisors, Inc.) (“BlackRock”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization companies, which may include common and preferred stocks. You will receive 60 days’ prior notice if this 80% minimum is going to change. BlackRock considers large capitalization companies to be those with market capitalizations within the capitalization range of companies included in the Russell 1000 Index. As of June 24, 2005, the Russell 1000 Index included companies with capitalizations of approximately $1.8 billion and above.

BlackRock will continue to consider stock of a company to be stock of a large capitalization company, and may continue to hold the stock, even if the company has moved outside the capitalization range of the Russell 1000 Index. In the future, BlackRock may define large capitalization companies using a different index or classification system. The Portfolio may invest up to 20% of its assets in smaller capitalization stocks. The Portfolio may also invest in foreign securities.

Stock Selection

The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The Portfolio uses an investment approach that blends growth (investing in equity securities that BlackRock believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what BlackRock believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000 Index.

BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined - if BlackRock believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio’s benchmark, BlackRock reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

•	relative price-to-earnings and price to book ratios;

•	stability and quality of earnings;

•	earnings momentum and growth;

•	weighted median market capitalization of the Portfolio;

•	allocation among the economic sectors of the Portfolio as compared to its benchmark index; and

•	weighted individual stocks within the applicable index.

In seeking to achieve its investment objective, the Portfolio may also invest in options and futures and other forms of derivatives.”

In the section entitled “Average Annual Total Returns for Periods Ended December 31,” the following row and footnote are added to the table:

	Past One Year	Past Five Years	Past Ten Years
Russell 1000 Index**	6.27%	1.07%	10.62%

**    In the future, the Portfolio’s performance will be compared to the Russell 1000 Index instead of the S&P 500 Index. The Portfolio’s subadviser believes that the Russell 1000 Index better reflects the universe of securities in which the Portfolio invests.

In the section entitled “More About Investment Strategies and Risks,” under the subsection “Foreign Securities,” the second and third sentences are deleted in their entirety.

In the section entitled “More About Investment Strategies and Risks,” the following paragraph is added:

“Investment Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of a value stock may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. The Portfolio may not perform as well as a fund that invests in only value or growth stocks.”

In the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professional in this group is Robert C. Doll, Jr. Mr. Doll, the team leader, is responsible for the setting and implementation of the Portfolio’s investment strategy and the day-to-day management of its portfolio. He has been the Portfolio’s portfolio manager since October 2, 2006. Mr. Doll has been Vice Chairman of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee and member of the BlackRock Executive Committee since October 2006. Mr. Doll was President of Merrill Lynch Investment Mangers, L.P. from 2001 to 2006.”

BlackRock Large Cap Value Portfolio

Effective October 2, 2006, the following changes are made to the prospectus disclosure relating to the BlackRock Large Cap Value Portfolio:

In the section entitled “Principal Investment Strategies,” the subsection entitled “Stock Selection” is deleted in its entirety and replaced with the following:

“Stock Selection

The Portfolio emphasizes value-oriented investments and invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the subadviser believes are trading at below normal valuations. BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined - if BlackRock believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio’s benchmark, BlackRock reviews potential investments using certain criteria that are based on the securities in the benchmark index. These criteria currently include the following:

•	relative price-to-earnings and price to book ratios;

•	stability and quality of earnings;

•	earnings momentum and growth;

•	weighted median market capitalization of the Portfolio;

•	allocation among the economic sectors of the Portfolio as compared to its benchmark index; and

•	weighted individual stocks within the applicable index.

In seeking to achieve its investment objective, the Portfolio may also invest in options and futures and other forms of derivatives.”

In the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professional in this group is Robert C. Doll, Jr. Mr. Doll, the team leader, is responsible for the setting and implementation of the Portfolio’s investment strategy and the day-to-day management of its portfolio. He has been the Portfolio’s portfolio manager since October 2, 2006. Mr. Doll has been Vice Chairman of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee and member of the BlackRock Executive Committee since October 2006. Mr. Doll was President of Merrill Lynch Investment Mangers, L.P. from 2001 to 2006.”

BlackRock Diversified Portfolio

Effective October 2, 2006, the benchmark for the equity portion of the BlackRock Diversified Portfolio will change from the S&P 500 Index to the Russell 1000 Index. The Portfolio’s subadviser believes that the Russell 1000 Index better reflects the universe of securities in which the equity portion of the Portfolio will invest.

In addition, effective October 2, 2006, the following changes are made to the prospectus disclosure relating to the BlackRock Diversified Portfolio:

In the section entitled “Principal Investment Strategies,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio’s investments in equity securities will be primarily in a diversified portfolio of equity securities of large cap companies located in the United States.”

In the section entitled “Principal Investment Strategies,” the seventh paragraph is deleted in its entirety.

In the section entitled “Principal Investment Strategies,” under the subsection entitled “Investment Selection,” the sub-subsection entitled “Equity Securities” is deleted in its entirety and replaced with the following:

“Equity Securities. With respect to the Portfolio’s investments in equity securities, the Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The equity portion of the Portfolio uses an investment approach that blends growth (investing in equity securities that BlackRock believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what BlackRock believes to be their worth) and will seek to outperform its equity benchmark index, the Russell 1000 Index.

With respect to the equity portion, BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy for such portion. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined - if BlackRock believes that a company is overvalued, the company will not be considered as an investment for the Portfolio’s equity portion. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies for the Portfolio’s equity portion that BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations. With respect to the equity portion, in seeking to outperform the Russell 1000 Index, BlackRock reviews potential investments using certain criteria that are based on the securities in such index. These criteria currently include the following:

•	relative price-to-earnings and price to book ratios;

•	stability and quality of earnings;

•	earnings momentum and growth;

•	weighted median market capitalization of the Portfolio’s equity portion;

•	allocation among the economic sectors of the equity portion as compared to the applicable index; and

•	weighted individual stocks within the applicable index.

In seeking to achieve its investment objective, the Portfolio may also invest in options and futures and other forms of derivatives.”

In the section entitled “Average Annual Total Returns for Periods Ended December 31,” the following row and footnote are added to the table:

	Past One Year	Past Five Years	Past Ten Years
Russell 1000 Index**	6.27%	1.07%	10.62%

**    In the future, the performance of the equity portion of the Portfolio will be compared to the Russell 1000 Index instead of the S&P 500 Index. The Portfolio’s subadviser believes that the Russell 1000 Index better reflects the universe of securities in which the equity portion of the Portfolio invests.

In the section entitled “More About Investment Strategies and Risks,” the following paragraph is added:

“Investment Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of a value stock may fall, or simply may not increase very much, if the market does not agree with the subadviser’s view of the value of the stock. The Portfolio may not perform as well as a fund that invests in only value or growth stocks.”

In the section entitled “Portfolio Management,” the fifth paragraph is deleted in its entirety and replaced with the following:

“The equity portion of the Portfolio is managed by a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professional in this group is Robert C. Doll, Jr. Mr. Doll, the team leader, is responsible for the setting and implementation of the investment strategy and the day-to-day management of the equity portion of the Portfolio. He has been the portfolio manager for the equity portion of the Portfolio since October 2, 2006. Mr. Doll has been Vice Chairman of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Private Client Operating Committee and member of the BlackRock Executive Committee since October 2006. Mr. Doll was President of Merrill Lynch Investment Mangers, L.P. from 2001 to 2006.”